                               THE FULCRUM TRUST

             Supplement effective July 1, 2000 to Prospectus dated
                                  May 1, 2000

The second sentence of footnote 1 under "Expense Summary" on page 11 is revised as follows:

        AFIMS has agreed to keep this limitation in place through December 31, 2000, but it may discontinue this limitation at any time after that date.

                                --------------

The following replaces the information on the International Growth Portfolio in the left-side chart on page 16 under the section entitled "Management of the Portfolios":

-----------------------------------
          Portfolio,
Portfolio Manager Name and Address
-----------------------------------
International Growth Portfolio
Bee & Associates, a division of
Denver Investment Advisors LLC
1225 17th Street, 26th Floor
Denver, CO 80202
-----------------------------------

The following replaces the information on page 18 on Jason Yee under the section entitled "Management of the Portfolios" relating to the individuals or groups of individuals primarily responsible for the day-to-day management of the International Growth portfolio. Mr. Yee is no longer associated with the International Growth Portfolio.

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                                     Name and Title of
      Portfolio Name,              Individual Portfolio      Managed               Business Experience
   Portfolio Manager Name               Manager(s)        Portfolio Since        for the Past Five Years
--------------------------------------------------------------------------------------------------------------------
International Growth Portfolio       Kevin Beck,               2000       Mr. Beck, CFA, joined Bee & Associates in
Bee & Associates, a division of      Investment Officer                   2000 as an analyst; prior to 2000, he was
Denver Investment Advisors LLC                                            a regional investment analyst in the Rio
                                                                          de Janeiro office of Robert Fleming Inc.;
                                                                          an equity analyst with American Family
                                                                          Insurance; and a junior analyst with Harris
                                                                          Associates.
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